Financial instruments - Disclosure of analysis of age of trade accounts receivable (Details) - Trade accounts receivable - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 938,417	$ 904,887
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	942,145	910,154
Cost | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	818,520	775,975
Cost | Past due 1-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47,702	44,278
Cost | Past due 31-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,582	29,948
Cost | Past due 61-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,402	6,407
Cost | Past due more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,939	53,546
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3,728)	$ (5,267)